Goodwill and Intangible Assets - Summary of Change in Goodwill and Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill, Beginning balance	$ 18,402
Goodwill, Ending balance	18,402	$ 18,402
Intangible assets, Beginning balance	18,752	23,985
Additions to intangible assets		148
Intangible assets, Amortization	(3,201)	(5,381)	$ (11,769)
Intangible assets, Ending balance	$ 15,551	$ 18,752	$ 23,985